Stock-based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Information
The following options were granted in 2016 and 2015. The fair values of the options were estimated at the date of grant using the Black-Scholes fair value option-pricing model and the following assumptions:

	2016	2015
Options granted (#)	788,188	667,244
Exercise price ($) (1)	37.30	39.25
Grant date fair value ($)	2.41	2.46
Assumptions:
Dividend yield (%) (2)	3.9	3.6
Expected volatility (%) (3)	16.4	14.6
Risk-free interest rate (%) (4)	0.7	0.9
Weighted average expected life (years) (5)	5.5	5.5

(1)	Five-day VWAP immediately preceding the date of grant

(2)	Based on average annual dividend yield up to the date of grant and the weighted average expected life of the options

(3)	Based on historical experience over a period equal to the weighted average expected life of the options

(4)	Government of Canada benchmark bond yield in effect at the date of grant that covers the weighted average expected life of the options

(5)	Based on historical experience

Summary of Stock Option Activity
The following table summarizes information related to stock options for 2016.

	Total Options		Non-vested Options (1)
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Grant Date Fair Value
Options outstanding, January 1, 2016	4,416,454	$32.12	1,936,532	$3.30
Granted	788,188	$37.30	788,188	$2.41
Exercised	(1,041,450)	$26.74	n/a	n/a
Vested	n/a	n/a	(906,702)	$3.57
Cancelled/Forfeited	(3,000)	$31.68	(3,000)	$3.66
Options outstanding, December 31, 2016	4,160,192	$34.45	1,815,018	$2.78
Options vested, December 31, 2016 (2)	2,345,174	$33.14

(1)
As at December 31, 2016, there was $5 million of unrecognized compensation expense related to stock options not yet vested, which is expected to be recognized over a weighted average period of approximately three years.

(2)	As at December 31, 2016, the weighted average remaining term of vested options was six years with an aggregate intrinsic value of $20 million.

Schedule of Additional Stock Option Information
The following table summarizes additional 2016 and 2015 stock option information.

(in millions)	2016	2015
Stock option expense recognized	$2	$3
Stock options exercised:
Cash received for exercise price	28	24
Intrinsic value realized by employees	15	10
Fair value of options that vested	3	3

DSU Plan Activity

Number of DSUs	2016	2015
DSUs outstanding, beginning of year	167,762	176,124
Granted	30,165	28,737
Granted - notional dividends reinvested	6,994	7,037
DSUs paid out	(5,510)	(44,136)
DSUs outstanding, end of year	199,411	167,762

PSU Plans Activity
The following table summarizes information related to the PSUs for 2016 and 2015.

Number of PSUs	2016	2015
PSUs outstanding, beginning of year	694,386	481,700
Granted	351,737	276,381
Granted - notional dividends reinvested	34,439	25,687
PSUs paid out (1)	(148,168)	(83,637)
PSUs cancelled/ forfeited	(443)	(5,745)
PSUs outstanding, end of year	931,951	694,386

(1)	Includes 2,432 PSUs paid to senior management on retirement in accordance with the PSU plan

RSU Plans Activity

Number of RSUs	2016	2015
RSUs outstanding, beginning of year	58,740	—
Granted	70,393	59,462
Granted - notional dividends reinvested	4,709	2,150
RSUs paid out (1)	(10,201)	—
RSUs cancelled/ forfeited	(29)	(2,872)
RSUs outstanding, end of year	123,612	58,740

(1)	Reflects RSUs paid to senior management on retirement in accordance with the RSU plan